OMB Number: 3235-0675

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

GAHL DEPOSITOR LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period_________ to __________

Date of Report (Date of filing) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0002158410

DBMLT 2026-NQM1 Trust

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not applicable

Central Index Key Number of underwriter (if applicable): Not applicable

Bruce Kaiserman, President, (212) 250-9907

Name and telephone number, including area code,
of the person to contact in connection with this filing.

FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Exhibits

99.1.	AMC Executive Summary
99.2.	AMC Data Compare
99.3.	AMC Rating Agency Grades
99.4.	AMC Valuation Summary
99.5.	AMC Exception Grades
99.6.	AMC Supplemental Data
99.7.	Canopy Narrative
99.8.	Canopy Valuation Summary Report
99.9.	Canopy Data Compare Report
99.10.	Canopy Exception Detail Report
99.11.	Canopy Rating Agency Grades
99.12.	Canopy ATR QM Report
99.13.	Clarifii Narrative
99.14.	Clarifii Rating Agency Grades Detail Report
99.15.	Clarifii Rating Agency Grades Summary Report
99.16.	Clarifii Data Compare Report
99.17.	Clarifii ATR QM Report
99.18.	Clarifii Valuation Report
99.19.	Clayton Narrative
99.20.	Clayton Loan Level Tape Compare
99.21.	Clayton Valuations Summary
99.22.	Clayton Non-ATR QM Upload
99.23.	Clayton Rating Agency ATR QM Data Fields
99.24.	Clayton Conditions Report
99.25.	Clayton Waived Conditions Summary
99.26.	Consolidated Executive Summary
99.27.	Consolidated Due Diligence Standard Report
99.28.	Consolidated Supplemental Report
99.29.	Consolidated Rating Agency Grades Summary Report
99.30.	Consolidated Valuations Summary Report
99.31.	Consolidated Data Compare Report
99.32.	Opus Narrative
99.33.	Opus Standard Findings Report
99.34.	Opus Rating Agency Grades Summary Report
99.35.	Opus Supplemental Data Extract
99.36.	Opus Data Compare Report
99.37.	Opus Valuation Report
99.38.	Opus ATR QM Report
99.39.	Selene Narrative
99.40.	Selene Rating Agency Grades Summary Report
99.41.	Selene Valuation Report
99.42.	Selene Data Compare Report
99.43.	Selene Standard Findings Report
99.44.	Selene Supplemental Data Extract Report
99.45.	Rating Agency Multi-Property Valuation Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GAHL DEPOSITOR LLC

Date: November 4, 2026	By:	/s/ Bruce Kaiserman
	Name:	Bruce Kaiserman
	Title:	President

	By:	/s/ Ryan Bernholz
	Name:	Ryan Bernholz
	Title:	Vice President

EXHIBIT INDEX

Exhibit Number

99.1	AMC Executive Summary
99.2	AMC Data Compare
99.3	AMC Rating Agency Grades
99.4	AMC Valuation Summary
99.5	AMC Exception Grades
99.6	AMC Supplemental Data
99.7	Canopy Narrative
99.8	Canopy Valuation Summary Report
99.9	Canopy Data Compare Report
99.10	Canopy Exception Detail Report
99.11	Canopy Rating Agency Grades
99.12	Canopy ATR QM Report
99.13	Clarifii Narrative
99.14	Clarifii Rating Agency Grades Detail Report
99.15	Clarifii Rating Agency Grades Summary Report
99.16	Clarifii Data Compare Report
99.17	Clarifii ATR QM Report
99.18	Clarifii Valuation Report
99.19	Clayton Narrative
99.20	Clayton Loan Level Tape Compare
99.21	Clayton Valuations Summary
99.22	Clayton Non-ATR QM Upload
99.23	Clayton Rating Agency ATR QM Data Fields
99.24	Clayton Conditions Report
99.25	Clayton Waived Conditions Summary
99.26	Consolidated Executive Summary
99.27	Consolidated Due Diligence Standard Report
99.28	Consolidated Supplemental Report
99.29	Consolidated Rating Agency Grades Summary Report
99.30	Consolidated Valuations Summary Report
99.31	Consolidated Data Compare Report
99.32	Opus Narrative
99.33	Opus Standard Findings Report
99.34	Opus Rating Agency Grades Summary Report
99.35	Opus Supplemental Data Extract
99.36	Opus Data Compare Report
99.37	Opus Valuation Report
99.38	Opus ATR QM Report
99.39	Selene Narrative
99.40	Selene Rating Agency Grades Summary Report
99.41	Selene Valuation Report
99.42	Selene Data Compare Report
99.43	Selene Standard Findings Report
99.44	Selene Supplemental Data Extract Report
99.45	Rating Agency Multi-Property Valuation Report